Shareholder Fees - Grandeur Peak Global Opportunities Fund	Dec. 16, 2025
Investor Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)